Description of Business - Regulated Utilities (Details)	Jun. 30, 2019
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	80.10%
Noncontrolling ownership (percent)	19.90%
Wataynikaneyap Power Limited Partnership
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	39.00%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%